Provisions for employees' benefits (Tables)	9 Months Ended
Sep. 30, 2023
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	September 30,	December 31,
	2023	2022
	(Unaudited)
Post-employment benefits
Health	8,461,041	8,140,648
Pension	1,226,186	2,073,562
Education	396,650	405,769
Bonds	354,675	399,114
Other plans	80,695	115,136
Termination benefits - Voluntary retirement plan	668,901	772,133
	11,188,148	11,906,362
Social benefits and salaries	1,045,654	970,598
Other long-term benefits	87,352	88,279
	12,321,154	12,965,239
Current	2,822,786	2,753,697
Non-current	9,498,368	10,211,542
	12,321,154	12,965,239